Fair Values of Financial Instruments - Plan's investment assets at fair value (Details) - Bar Harbor Bankshares 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Values of Financial Instruments
Investments, at fair value	$ 72,936,966	$ 62,114,885
Common Collective Trust
Fair Values of Financial Instruments
Investments, at fair value	1,697,248	2,027,315
Fair Value, Level 1, Level 2, and Level 3
Fair Values of Financial Instruments
Investments, at fair value	71,239,718	60,087,570
Fair Value, Level 1, Level 2, and Level 3 | Mutual funds
Fair Values of Financial Instruments
Investments, at fair value	66,904,927	55,630,182
Fair Value, Level 1, Level 2, and Level 3 | Common Stock of BHB
Fair Values of Financial Instruments
Investments, at fair value	4,335,091	4,457,388
Level 1
Fair Values of Financial Instruments
Investments, at fair value	71,239,718	60,087,570
Level 1 | Mutual funds
Fair Values of Financial Instruments
Investments, at fair value	66,904,627	55,630,182
Level 1 | Common Stock of BHB
Fair Values of Financial Instruments
Investments, at fair value	4,335,091	4,457,388
Net Asset Value | Common Collective Trust
Fair Values of Financial Instruments
Investments, at fair value	$ 1,697,248	$ 2,027,315